Intangible Assets and Goodwill (Details) - Schedule of Estimated Intangibles Amortization Expense - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Schedule Of Estimated Intangibles Amortization Expense Abstract
2023		$ 414
2024		375
2025		372
2026		368
Total	$ 1,196	$ 1,529